Fees and Expenses	Sep. 30, 2025 USD ($)
Lord Abbett Short Duration Tax Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 130 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Lord Abbett Short Duration Tax Free Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the 18-month anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lord Abbett Short Duration Tax Free Fund		Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares
Management Fees (as a percentage of Assets)		0.34%	0.34%		0.34%	0.34%	0.34%
Distribution and Service (12b-1) Fees		0.20%	0.83%	[1]	0.10%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.13%	0.13%		0.13%	0.09%	0.13%
Expenses (as a percentage of Assets)		0.67%	1.30%		0.57%	0.43%	0.47%
Fee Waiver or Reimbursement	[2]	(0.02%)	(0.02%)		(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)	[2]	0.65%	1.28%		0.55%	0.41%	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		January 31, 2027	January 31, 2027		January 31, 2027	January 31, 2027	January 31, 2027
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

[2]

For the period from February 1, 2026 through January 31, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.41% for Class F3 and to an annual rate of 0.45% for each other class. This agreement may be terminated only by the Fund’s Board of Directors.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Lord Abbett Short Duration Tax Free Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares
Expense Example, with Redemption, 1 Year	$ 290	$ 230	$ 56	$ 42	$ 46
Expense Example, with Redemption, 3 Years	433	410	181	136	149
Expense Example, with Redemption, 5 Years	588	711	316	239	261
Expense Example, with Redemption, 10 Years	$ 1,039	$ 1,392	$ 712	$ 540	$ 590

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Lord Abbett Short Duration Tax Free Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares
Expense Example, No Redemption, 1 Year	$ 290	$ 130	$ 56	$ 42	$ 46
Expense Example, No Redemption, 3 Years	433	410	181	136	149
Expense Example, No Redemption, 5 Years	588	711	316	239	261
Expense Example, No Redemption, 10 Years	$ 1,039	$ 1,392	$ 712	$ 540	$ 590

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	64.00%
Lord Abbett Intermediate Tax Free Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 130 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Lord Abbett Intermediate Tax Free Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the 18-month anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lord Abbett Intermediate Tax Free Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Management Fees (as a percentage of Assets)	0.38%	0.38%		0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.20%	0.82%	[1]	0.10%	0.00%	0.00%	0.45%
Component1 Other Expenses	0.01%	0.01%		0.01%	0.01%	0.01%	0.01%
Component3 Other Expenses	0.13%	0.13%		0.13%	0.08%	0.13%	0.13%
Other Expenses (as a percentage of Assets):	0.14%	0.14%		0.14%	0.09%	0.14%	0.14%
Expenses (as a percentage of Assets)	0.72%	1.34%		0.62%	0.47%	0.52%	0.97%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Lord Abbett Intermediate Tax Free Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, with Redemption, 1 Year	$ 297	$ 236	$ 63	$ 48	$ 53	$ 99
Expense Example, with Redemption, 3 Years	450	425	199	151	167	309
Expense Example, with Redemption, 5 Years	617	734	346	263	291	536
Expense Example, with Redemption, 10 Years	$ 1,099	$ 1,442	$ 774	$ 591	$ 653	$ 1,190

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Lord Abbett Intermediate Tax Free Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, No Redemption, 1 Year	$ 297	$ 136	$ 63	$ 48	$ 53	$ 99
Expense Example, No Redemption, 3 Years	450	425	199	151	167	309
Expense Example, No Redemption, 5 Years	617	734	346	263	291	536
Expense Example, No Redemption, 10 Years	$ 1,099	$ 1,442	$ 774	$ 591	$ 653	$ 1,190

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	49.00%
Lord Abbett National Tax-Free Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 130 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Lord Abbett National Tax-Free Income Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the 18-month anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lord Abbett National Tax-Free Income Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Management Fees (as a percentage of Assets)	0.38%	0.38%		0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.20%	0.82%	[1]	0.10%	0.00%	0.00%	0.45%
Component1 Other Expenses	0.10%	0.10%		0.10%	0.10%	0.10%	0.10%
Component3 Other Expenses	0.12%	0.12%		0.12%	0.08%	0.12%	0.12%
Other Expenses (as a percentage of Assets):	0.22%	0.22%		0.22%	0.18%	0.22%	0.22%
Expenses (as a percentage of Assets)	0.80%	1.42%		0.70%	0.56%	0.60%	1.05%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Lord Abbett National Tax-Free Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, with Redemption, 1 Year	$ 305	$ 245	$ 72	$ 57	$ 61	$ 107
Expense Example, with Redemption, 3 Years	475	449	224	179	192	334
Expense Example, with Redemption, 5 Years	659	776	390	313	335	579
Expense Example, with Redemption, 10 Years	$ 1,193	$ 1,533	$ 871	$ 701	$ 750	$ 1,283

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Lord Abbett National Tax-Free Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, No Redemption, 1 Year	$ 305	$ 145	$ 72	$ 57	$ 61	$ 107
Expense Example, No Redemption, 3 Years	475	449	224	179	192	334
Expense Example, No Redemption, 5 Years	659	776	390	313	335	579
Expense Example, No Redemption, 10 Years	$ 1,193	$ 1,533	$ 871	$ 701	$ 750	$ 1,283

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	36.00%
Lord Abbett High Income Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 130 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Lord Abbett High Income Municipal Bond Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the 18-month anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lord Abbett High Income Municipal Bond Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Management Fees (as a percentage of Assets)	0.44%	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees	0.20%	0.83%	[1]	0.10%	0.00%	0.00%	0.45%
Component1 Other Expenses	0.08%	0.08%		0.08%	0.08%	0.08%	0.08%
Component3 Other Expenses	0.12%	0.12%		0.12%	0.07%	0.12%	0.12%
Other Expenses (as a percentage of Assets):	0.20%	0.20%		0.20%	0.15%	0.20%	0.20%
Expenses (as a percentage of Assets)	0.84%	1.47%		0.74%	0.59%	0.64%	1.09%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Lord Abbett High Income Municipal Bond Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, with Redemption, 1 Year	$ 309	$ 250	$ 76	$ 60	$ 65	$ 111
Expense Example, with Redemption, 3 Years	487	465	237	189	205	347
Expense Example, with Redemption, 5 Years	680	803	411	329	357	601
Expense Example, with Redemption, 10 Years	$ 1,239	$ 1,587	$ 918	$ 738	$ 798	$ 1,329

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Lord Abbett High Income Municipal Bond Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, No Redemption, 1 Year	$ 309	$ 150	$ 76	$ 60	$ 65	$ 111
Expense Example, No Redemption, 3 Years	487	465	237	189	205	347
Expense Example, No Redemption, 5 Years	680	803	411	329	357	601
Expense Example, No Redemption, 10 Years	$ 1,239	$ 1,587	$ 918	$ 738	$ 798	$ 1,329

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Lord Abbett Short Duration High Income Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 130 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Lord Abbett Short Duration High Income Municipal Bond Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the 18-month anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lord Abbett Short Duration High Income Municipal Bond Fund		Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares
Management Fees (as a percentage of Assets)		0.33%	0.33%		0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees		0.20%	0.85%	[1]	0.10%	0.00%	0.00%
Component1 Other Expenses		0.01%	0.01%		0.01%	0.01%	0.01%
Component3 Other Expenses		0.12%	0.12%		0.12%	0.07%	0.12%
Other Expenses (as a percentage of Assets):		0.13%	0.13%		0.13%	0.08%	0.13%
Expenses (as a percentage of Assets)	[2]	0.66%	1.31%		0.56%	0.41%	0.46%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

[2]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Lord Abbett Short Duration High Income Municipal Bond Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares
Expense Example, with Redemption, 1 Year	$ 291	$ 233	$ 57	$ 42	$ 47
Expense Example, with Redemption, 3 Years	431	415	179	132	148
Expense Example, with Redemption, 5 Years	584	718	313	230	258
Expense Example, with Redemption, 10 Years	$ 1,029	$ 1,400	$ 701	$ 518	$ 579

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Lord Abbett Short Duration High Income Municipal Bond Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares
Expense Example, No Redemption, 1 Year	$ 291	$ 133	$ 57	$ 42	$ 47
Expense Example, No Redemption, 3 Years	431	415	179	132	148
Expense Example, No Redemption, 5 Years	584	718	313	230	258
Expense Example, No Redemption, 10 Years	$ 1,029	$ 1,400	$ 701	$ 518	$ 579

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%
Lord Abbett Short Duration High Income Municipal Bond Fund | Class A Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Short Duration High Income Municipal Bond Fund | Class C Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Short Duration High Income Municipal Bond Fund | Class F Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Short Duration High Income Municipal Bond Fund | Class F3 Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett Short Duration High Income Municipal Bond Fund | Class I Shares
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Lord Abbett California Tax-Free Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 130 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Lord Abbett California Tax-Free Income Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the 18-month anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lord Abbett California Tax-Free Income Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Management Fees (as a percentage of Assets)	0.45%	0.45%		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	0.84%	[1]	0.10%	0.00%	0.00%	0.45%
Component1 Other Expenses	0.03%	0.03%		0.03%	0.03%	0.03%	0.03%
Component3 Other Expenses	0.12%	0.12%		0.12%	0.09%	0.12%	0.12%
Other Expenses (as a percentage of Assets):	0.15%	0.15%		0.15%	0.12%	0.15%	0.15%
Expenses (as a percentage of Assets)	0.80%	1.44%		0.70%	0.57%	0.60%	1.05%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Lord Abbett California Tax-Free Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, with Redemption, 1 Year	$ 305	$ 247	$ 72	$ 58	$ 61	$ 107
Expense Example, with Redemption, 3 Years	475	456	224	183	192	334
Expense Example, with Redemption, 5 Years	659	787	390	318	335	579
Expense Example, with Redemption, 10 Years	$ 1,193	$ 1,550	$ 871	$ 714	$ 750	$ 1,283

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Lord Abbett California Tax-Free Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, No Redemption, 1 Year	$ 305	$ 147	$ 72	$ 58	$ 61	$ 107
Expense Example, No Redemption, 3 Years	475	456	224	183	192	334
Expense Example, No Redemption, 5 Years	659	787	390	318	335	579
Expense Example, No Redemption, 10 Years	$ 1,193	$ 1,550	$ 871	$ 714	$ 750	$ 1,283

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	40.00%
Lord Abbett New Jersey Tax-Free Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 130 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Lord Abbett New Jersey Tax-Free Income Fund		Class A Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the 18-month anniversary of the purchase falls.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lord Abbett New Jersey Tax-Free Income Fund		Class A Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.20%	0.10%	0.00%	0.00%	0.45%
Other Expenses (as a percentage of Assets):		0.18%	0.18%	0.15%	0.18%	0.18%
Expenses (as a percentage of Assets)		0.83%	0.73%	0.60%	0.63%	1.08%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.82%	0.72%	0.59%	0.62%	1.07%
Fee Waiver or Reimbursement over Assets, Date of Termination		January 31, 2027	January 31, 2027	January 31, 2027	January 31, 2027	January 31, 2027
[1]

For the period from February 1, 2026 through January 31, 2027, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.59% for Class F3 and to an annual rate of 0.62% for each other class. This agreement may be terminated only by the Fund’s Board of Directors.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Lord Abbett New Jersey Tax-Free Income Fund - USD ($)	Class A Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, with Redemption, 1 Year	$ 307	$ 74	$ 60	$ 63	$ 109
Expense Example, with Redemption, 3 Years	483	232	191	201	342
Expense Example, with Redemption, 5 Years	674	405	334	350	595
Expense Example, with Redemption, 10 Years	$ 1,226	$ 906	$ 749	$ 785	$ 1,316

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Lord Abbett New Jersey Tax-Free Income Fund - USD ($)	Class A Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, No Redemption, 1 Year	$ 307	$ 74	$ 60	$ 63	$ 109
Expense Example, No Redemption, 3 Years	483	232	191	201	342
Expense Example, No Redemption, 5 Years	674	405	334	350	595
Expense Example, No Redemption, 10 Years	$ 1,226	$ 906	$ 749	$ 785	$ 1,316

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Lord Abbett New York Tax-Free Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 130 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Lord Abbett New York Tax-Free Income Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	2.25%		0.00%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	0.00%	[2]	1.00%	[3]	0.00%	0.00%	0.00%	0.00%
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the 18-month anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Lord Abbett New York Tax-Free Income Fund	Class A Shares	Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Management Fees (as a percentage of Assets)	0.45%	0.45%		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	0.84%	[1]	0.10%	0.00%	0.00%	0.45%
Component1 Other Expenses	0.03%	0.03%		0.03%	0.03%	0.03%	0.03%
Component3 Other Expenses	0.13%	0.13%		0.13%	0.10%	0.13%	0.13%
Other Expenses (as a percentage of Assets):	0.16%	0.16%		0.16%	0.13%	0.16%	0.16%
Expenses (as a percentage of Assets)	0.81%	1.45%		0.71%	0.58%	0.61%	1.06%
[1]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If Shares Are Redeemed
Expense Example, With Redemption [Table]
Expense Example - Lord Abbett New York Tax-Free Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, with Redemption, 1 Year	$ 306	$ 248	$ 73	$ 59	$ 62	$ 108
Expense Example, with Redemption, 3 Years	478	459	227	186	195	337
Expense Example, with Redemption, 5 Years	665	792	395	324	340	585
Expense Example, with Redemption, 10 Years	$ 1,204	$ 1,561	$ 883	$ 726	$ 762	$ 1,294

Expense Example, No Redemption, By Year, Caption [Text]	If Shares Are Not Redeemed
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Lord Abbett New York Tax-Free Income Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class P Shares
Expense Example, No Redemption, 1 Year	$ 306	$ 148	$ 73	$ 59	$ 62	$ 108
Expense Example, No Redemption, 3 Years	478	459	227	186	195	337
Expense Example, No Redemption, 5 Years	665	792	395	324	340	585
Expense Example, No Redemption, 10 Years	$ 1,204	$ 1,561	$ 883	$ 726	$ 762	$ 1,294

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%